Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The Eastman Investment and Employee Stock Ownership Plan (the "Plan") is a defined contribution plan of a controlled group of corporations consisting of Eastman Chemical Company and certain of its wholly-owned subsidiaries operating in the United States ("Eastman", the "Company" or the "Plan Sponsor"). The Plan is organized pursuant to Sections 401(a), 401(k), and 4975(e)(7) of the Internal Revenue Code ("IRC"). All United States employees of Eastman, with the exception of certain limited-service and special program employees, and employees covered by a collective bargaining agreement with the Company, unless the collective bargaining agreement or the Plan specifically provides for participation, are eligible to participate in the Plan on their first day of employment with Eastman. The Plan was adopted by Eastman, the Plan Sponsor, on January 1, 1994, and is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). The Plan is administered by the Investment Plan Committee ("IPCO"), which is the Plan Administrator and is comprised of Eastman employees. The Plan has trusts that are administered by the Fidelity Management Trust Company (the "Trustee"). The trusts include the Eastman Chemical Trust and the Eastman Stock Ownership Plan ("ESOP") Trust.

Funds in the Plan's forfeiture account can be applied to reduce future contributions by the Company as well as cover the Plan's administrative expenses. The balance of the forfeiture account was $8 thousand and $275 thousand as of December 31, 2025, and 2024, respectively. During 2025, forfeitures of approximately $291 thousand were applied to reduce Company contributions, including amounts applied toward the 2024 Retirement Savings Contribution and other employer payroll contributions.

On or after January 1, 2007, each eligible employee hired by the Company will be automatically enrolled as a participant in the Eastman Investment Plan ("EIP") portion of the Plan. The Company makes an annual Retirement Savings Contribution ("RSC") equal to 5% of a participant's eligible Company Compensation. Participants will be deemed to have elected to defer 7% of their qualifying compensation each pay period to the EIP portion of the Plan unless they affirmatively decline, or they elect to contribute a percentage other than 7%. Each participant will also be eligible to receive a matching contribution from the Company equal to 50% of the first 7% of their pay that they contribute to the Plan each pay period. Plan participants with a collective bargaining agreement will be eligible to receive a matching contribution from the Company equal to 100% of the first 7% of their pay that they contribute to the Plan each pay period. Effective January 1, 2025, participants may elect to enroll in an automatic annual increase program with an increase to their deferral rates each year until the participant's deferral reaches 15%. Prior to January 1, 2025, the automatic annual increase program increased eligible participants' deferral rates annually until the participant's deferral reached 10%. Their contributions will be invested in a Vanguard Target Date Fund that has a target retirement date closest to the year in which the participant reaches age 65 until changed by the participant.

For additional information regarding the Plan, see the complete Plan documents.
Contributions and Vesting

Contributions to the Plan are made through two separate provisions: (1) deferral of qualifying compensation and (2) contributions by the Plan Sponsor of cash or its common stock to the participants' accounts as determined by the Compensation and Management Development Committee of the Board of Directors of Eastman.

Participant contributions represent qualifying compensation and other qualifying employee bonuses withheld from participating employees by Eastman and contributed to the Plan. Contributions are invested in the Plan's funds as directed by the participants, with the exception of the ESOP Fund, subject to ERISA funding limitations. The Plan has accrued Company contributions for participant-directed funds of $40.6 million and for the non-participant-directed ESOP Fund of $16.4 million at December 31, 2025.

The Plan includes a salary deferral provision allowing eligible employees to defer up to 40% of their qualifying compensation, as defined in the Plan, up to the statutory limit of $23,500 for 2025 and $23,000 for 2024, as permitted by the IRC. For the catch-up salary deferral, an eligible employee who attained the age of 50 before the close of the calendar year was allowed to defer up to an additional $7,500 in 2025 and 2024 of their qualifying compensation, as defined in the Plan, subject to certain IRC limitations. Plan Sponsor contributions are also subject to certain other limitations. Participants' salary deferrals are contributed to the Plan by Eastman on behalf of the participants. The Plan's Trustee invests amounts contributed to the Plan, as designated by the participant, in one or more of the following: common stock of Eastman, various mutual funds, or interest in a guaranteed investment contract fund (see Note 4, "Investments", and Note 5, "Synthetic Investment Contracts"). Participants may transfer amounts among the funds on any business day. Additionally, participants may diversify amounts from their ESOP Fund account within the Plan (see Note 8, "Diversification from ESOP Fund"). Each participant is at all times 100% vested in their account, with the exception of amounts transferred from other plans, which may continue to be subject to the former plans' vesting requirements, as applicable.

The Plan requires that the RSC be contributed either to the employee's ESOP Fund accounts for the employee's first five RSC contributions or into other Plan funds, as directed by the participant, for participants with more than five RSC contributions. For participants with more than five RSC contributions, the RSC is allocated to participant-directed funds in accordance with each participant's investment elections at such time as the RSC is made.

Plan Sponsor contributions may be paid at any time during the plan year and subsequent to such plan year through the due date for filing the Company's federal income tax return, including any extensions. Contributions may be paid to the ESOP Trust. No contributions in the 2025 plan year were made in shares of Eastman common stock. Allocations to the participants' accounts from the Company contribution account will be made each plan year to participants who are eligible employees on the date designated by the Company. Participants are not permitted to make contributions to the ESOP Trust.

Employees may elect to transfer, into any of the Plan’s fund options, balances received from (1) lump sum payouts from defined benefit plans maintained by Eastman Chemical Company, including the Eastman Retirement Assistance Plan, (2) a former employer’s 401(a) and 401(k) plan, or (3) an employee’s individual retirement account containing amounts received from a qualified defined contribution plan under Section 401(a) and 401(k) of the IRC. All rollover contributions into the Plan must meet the applicable IRC requirements. Employees' rollover contributions, including Roth rollover contributions, were approximately $11.0 million in 2025.
Notes Receivable from Participants

The Plan Trustee makes loans to participants in accordance with Plan provisions. The loans are reflected as notes receivable from participants. Notes receivable from participants are accounted for as a transfer from the fund directed by the participant to the Notes Receivable from Participants Fund. The principal portion of participant repayments reduces the Notes Receivable from Participants Fund receivable. The principal and interest repaid are directed to funds to which the participant's current contributions are directed; the principal is accounted for as a transfer and the interest accounted for as income in the fund to which the participant's current contributions are directed. The Notes Receivable from Participants Fund's net assets and other changes in net assets are included in the participant-directed funds in the Statements of Net Assets Available for Benefits and Statements of Changes in Net Assets Available for Benefits, respectively.

The IPCO may grant a note receivable (loan) of at least $1,000 to a participant provided that the aggregate of the participant's notes receivable does not exceed the lesser of (1) $50,000 reduced by the excess, if any, of (a) the participant's highest notes receivable balance from the preceding 12 months over (b) the outstanding total notes receivable balance from the Plan on the date on which the notes receivable was made, or (2) 50% of the non-forfeitable portion of the participant's account. Additional limitations on the availability of loans may apply to individuals who are categorized as "insiders" for purposes of federal securities laws. In accordance with the Plan provisions, the rate of interest on new participant notes receivable approximates current market rates. The term of any notes receivable from participants is determined by IPCO and will not exceed five years. Notes receivable from participants transferred to the Plan from acquisitions carry terms applicable under that plan and may have terms that exceed five years. Notes receivable from participants are valued at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Interest income earned on notes receivable from participants is credited directly to the participants' accounts and was approximately $4.2 million in 2025. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan is reduced, and a benefit payment is recorded. At December 31, 2025, $50.1 million in notes receivable from participants were outstanding with interest rates ranging from 4.25% to 9.50% and various maturity dates through January 2031. At December 31, 2024, $49.8 million in notes receivable from participants were outstanding with interest rates ranging from 4.25% to 9.50% and various maturity dates through January 2030.

Distributions

Distributions from the Plan require the approval of IPCO or its designee and are made under the following circumstances:

•Upon attaining age 59½, a participant may elect to receive a lump sum cash distribution of their total or partial account value while still actively employed.

•Upon separation of service from Eastman for any reason other than death, the full value of a participant's account is distributed in a lump sum payment for participants whose account value is less than or equal to $1,000. Separated participants with accounts in excess of $1,000 may elect either (1) to defer distribution until a later date, but in no event later than April 1 of the calendar year following the year a participant attains age 73 or (2) to receive an immediate lump-sum distribution of the participant's account or, at the election of the participant, distributions in monthly or annual installments. Participants with balances in the Eastman Stock Fund or the ESOP Fund may elect a lump sum distribution in Eastman common stock.
•In the event of death, the value of a participant's account is paid in a lump sum if the account value is less than or equal to $1,000. If the beneficiary is a surviving spouse and the participant account value exceeds $1,000, payment will be made in either a lump-sum amount or, at the election of the surviving spouse, in monthly or annual installments.

•Required minimum distributions must commence no later than April 1 of the calendar year following the year a participant attains age 73, unless the participant is still actively employed with the Company. This is in accordance with the required minimum distribution rules under Section 401(a)(9) of the IRC. The Plan requires participants to receive minimum distributions as prescribed by these rules to comply with federal tax regulations.

•Approval of hardship withdrawals will only be granted in order to meet obligations relating to the payment of substantial out-of-pocket medical expenses, the purchase of a primary residence, the payment of tuition or other post-secondary educational expenses, or payments to prevent eviction or foreclosure. They are also granted for payment of funeral or burial expenses for a deceased parent, spouse, beneficiary or dependent of the participant, or payment of expenses for repair of damage to the participant's principal residence that would qualify as casualty losses under the IRC. Hardship withdrawals must be at least $500 and are limited to the amount necessary to satisfy the participant’s hardship need, including any applicable taxes or penalties arising from the distribution, but may not exceed the portion of the participant’s EIP Account attributable to pre-tax contributions.

•The Trustee is authorized to honor qualified domestic relations orders issued and served in accordance with Section 414(p) of the IRC.

Effective January 1, 2025, the Plan permits certain additional distributions in accordance with applicable provisions of the Internal Revenue Code and Plan terms, including distributions for qualified birth or adoption expenses, domestic abuse victim distributions, and certain qualified disaster recovery distributions. Such distributions are subject to the specific eligibility, timing, certification, repayment, and administrative requirements applicable under the Plan and governing law.

Investment of ESOP Fund

ESOP Fund assets are invested primarily in Eastman common stock. Additionally, at the discretion of IPCO, assets may also be invested in various other securities or maintain positions in cash.

Investment assets can be acquired by the ESOP Fund in three ways:

•The Company may make a direct contribution of cash to the ESOP Fund, which would then be used to purchase Eastman common stock or other securities.

•The Company may contribute shares of Eastman common stock directly to the ESOP Fund.

•The Company may direct the Trustee to obtain a loan to purchase securities (i.e., leveraged ESOP). Until the loan is repaid, securities acquired with the respective loan proceeds are not available to be allocated to participants' accounts and are maintained in a "Loan Suspense Account". On the last day of each plan year, a proportionate share of securities relating to loan amounts that have been repaid will be transferred out of the Loan Suspense Account and allocated to the accounts of ESOP Fund participants. The ESOP Fund currently is not a leveraged ESOP.
Dividends Attributable to the ESOP Fund

IPCO may direct that Eastman common stock dividends attributable to the non-participant directed ESOP Fund be (a) allocated to the accounts of participants, (b) paid in cash to the participants on a non-discriminatory basis, or (c) paid by the Company directly to participants. Alternatively, dividends received from Eastman common stock maintained in the Loan Suspense Account may be applied to reduce the related loan balance.

Dividends paid in cash from the ESOP Fund are generally taxable to participants in the year received. To be eligible to request a hardship withdrawal from the Plan, participants must elect to receive ESOP dividends in cash. This election must comply with Plan terms and applicable IRS regulations.

Allocations to Participants' ESOP Fund Accounts

Separate participant accounts are established to reflect each participant's interest in the ESOP Fund and are maintained under the unit value method of accounting. The ESOP Fund account maintained for each participant consists of:

•Plan Sponsor contributions made or invested in shares of Eastman common stock.

•Shares of Eastman common stock in the ESOP Fund include those purchased with assets from the spin-off from Eastman Kodak Company as well as those acquired through the release of funds from a loan in the Loan Suspense Account.

•An allocable share of short-term interest and money market funds held in the ESOP Fund for the purpose of paying expenses and for similar purposes.

•After-tax contributions transferred to the ESOP Fund pursuant to the spin-off from Eastman Kodak Company (such after-tax contributions are no longer permitted under the ESOP provisions).

The number of units allocated to a participant's account in any year is based on the ratio of the participant's compensation to the total compensation of all eligible employees entitled to share in the allocation for that plan year. In any year in which a Company contribution is made, a participant's allocation will not be less than one share of stock.
Federal law limits the total annual contributions that may be made on a participant's behalf to all defined contribution and defined benefit plans offered by the Company. Participants will be notified if their total annual contribution is limited by this legal maximum.